Long-Term Debt and Line of Credit - Narrative (Details) - USD ($)	Jul. 07, 2017	Nov. 25, 2017	Aug. 26, 2017
Line of Credit
Debt Instrument [Line Items]
Outstanding debt		$ 0	$ 0
Barclays Bank PLC and Other Parties | New Credit Facilities
Debt Instrument [Line Items]
Net leverage ratio (equal to or less than)	6.25
Net leverage ratio post reduction (equal to or less than)	6.00
Barclays Bank PLC and Other Parties | Term facility | New Credit Facilities
Debt Instrument [Line Items]
Borrowing capacity	$ 200,000,000
Maturity period	7 years
Amounts drawn	$ 200,000,000
Prepayment premium percent	1.00%
Barclays Bank PLC and Other Parties | Term facility | New Credit Facilities | LIBOR
Debt Instrument [Line Items]
Interest rate floor	1.00%
Barclays Bank PLC and Other Parties | Revolving Credit Facility | New Credit Facilities
Debt Instrument [Line Items]
Borrowing capacity	$ 75,000,000
Maturity period	5 years
Amounts drawn	$ 0
Percent of commitments (in excess of)	30.00%
Line of Credit | Barclays Bank PLC and Other Parties | New Credit Facilities | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Line of Credit | Barclays Bank PLC and Other Parties | New Credit Facilities | Eurocurrency
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Line of Credit | Barclays Bank PLC and Other Parties | Term facility | New Credit Facilities | Eurocurrency
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Line of Credit | Barclays Bank PLC and Other Parties | Term facility | New Credit Facilities | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	4.00%
Line of Credit | Barclays Bank PLC and Other Parties | Revolving Credit Facility | New Credit Facilities | Eurocurrency
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Line of Credit | Barclays Bank PLC and Other Parties | Revolving Credit Facility | New Credit Facilities | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%